Financial Risk and Fair Value Disclosures - Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets at fair value through profit or loss	$ 18,490,569		$ 20,446,295
Financial assets at fair value through other comprehensive income	15,189,600		19,835,665
Financial assets measured at amortized cost
Cash and cash equivalents (cash on hand excluded)	173,812,754		132,616,447
Receivables	38,783,086		36,047,680
Refundable deposits	2,749,691	$ 89,479	2,358,549
Other financial assets	869,308		28,863,470
Total	249,895,008		240,168,106
Financial liabilities at fair value through profit or loss	438,397		2,380,599
Financial liabilities measured at amortized cost
Short-term loans	0	$ 0	1,924,124
Payables	58,893,871		37,657,300
Guarantee deposits (current portion included)	30,757,001		14,369,769
Bonds payable (current portion included)	28,184,687		40,536,658
Long-term loans (current portion included)	19,279,342		36,624,907
Lease liabilities	5,737,095		5,068,754
Other financial liabilities	21,449,487		20,966,209
Total	$ 164,739,880		$ 159,528,320